REGULATORY CAPITAL (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
WVS Financial Corp. [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	$ 32,926	$ 32,211
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	16,266	15,566
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	13,013	12,405
Total Capital (to Risk-Weighted Assets) - Actual ratio	20.24%	20.69%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	32,570	31,798
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	9,759	9,339
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	6,506	6,202
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	20.02%	20.43%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.00%	6.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	32,570	31,798
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	13,712	14,272
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	10,970	11,418
Tier I Capital (to Average Total Assets) - Actual ratio	11.88%	11.14%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
West View Savings Bank [Member]
Total Capital (to Risk-Weighted Assets)
Total Capital (to Risk-Weighted Assets) - Actual	30,807	30,803
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized	15,936	15,559
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	12,749	12,447
Total Capital (to Risk-Weighted Assets) - Actual ratio	19.33%	19.80%
Total Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	10.00%	10.00%
Total Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	8.00%	8.00%
Tier I Capital (to Risk-Weighted Assets)
Tier I Capital (to Risk-Weighted Assets) - Actual	30,451	30,390
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized	9,562	9,335
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes	6,374	6,224
Tier I Capital (to Risk-Weighted Assets) - Actual ratio	19.11%	19.53%
Tier I Capital (to Risk-Weighted Assets) - To Be Well Capitalized ratio	6.00%	6.00%
Tier I Capital (to Risk-Weighted Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%
Tier I Capital (to Average Total Assets)
Tier I Capital (to Average Total Assets) - Actual	30,451	30,390
Tier I Capital (to Average Total Assets) - To Be Well Capitalized	13,707	14,244
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes	$ 10,966	$ 11,395
Tier I Capital (to Average Total Assets) - Actual ratio	11.11%	10.67%
Tier I Capital (to Average Total Assets) - To Be Well Capitalized ratio	5.00%	5.00%
Tier I Capital (to Average Total Assets) - For Capital Adequacy Purposes ratio	4.00%	4.00%